SCHEDULE OF SHARE CAPITAL (Details) (Paranthetical) - USD ($)	Jan. 27, 2025	Jan. 23, 2025
IfrsStatementLineItems [Line Items]
Proceeds from issue initial public offering		2,250,000
Proceeds from issue of preference shares	$ 1,261,969	$ 7,747,756
Over allotment options [member]
IfrsStatementLineItems [Line Items]
Proceeds from issue of preference shares	$ 9,009,725